Annual Total Returns- Utilities Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Utilities Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.80%	0.44%	12.87%	21.90%	(8.14%)	15.58%	10.25%	3.02%	18.21%	(5.51%)